Leases (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right-of-use assets:

	June 30, 2024	December 31, 2023
	€	€
Balance at beginning of period	231,893	432,965
Addition	—	(3,302)
Depreciation charges	(99,062)	(197,770)
Impact of transaction of foreign currency	1,150	—
Balance at end of period	133,981	231,893

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at June 30, 2024:

	June 30, 2024	December 31, 2023
	€	€
Office leases	(140,378)	(238,905)
Total lease liability	(140,378)	(238,905)
Current portion	(96,628)	(195,341)
Non-current portion	(43,750)	(43,564)